Income Taxes Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Deferred Tax Liability Not Recognized [Line Items]
Liability for uncertain tax positions	$ 3.2	$ 3.0
Unrecognized tax benefits that would impact effective tax rate	1.1
Interest on income taxes accrued	2.0	1.6
Income tax penalties accrued	$ 0.3	$ 0.3
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years